Share-Based Compensation (Summary Of Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based compensation	$ 10.4	$ 5.4	$ 4.4
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based compensation	5.1	2.3	1.9
Restricted stock units
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based compensation	$ 5.3	$ 3.1	$ 2.5